Disclosure of information on segments (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information on segments [Line Items]
Total liability	$ 1,269,186	$ 1,219,202	$ 1,157,945
Operating segments [member]
Disclosure of information on segments [Line Items]
Total liability	5,315,362	5,500,328	5,451,667
Elimination of liabilities of equity accounted investees [Member]
Disclosure of information on segments [Line Items]
Total liability	(4,012,805)	(4,087,495)	(4,154,042)
Elimination of intercompany payables [Member]
Disclosure of information on segments [Line Items]
Total liability	(32,769)	(192,958)	(138,703)
Elimination of intersegment other liabilities amount [Member]
Disclosure of information on segments [Line Items]
Total liability	$ (602)	$ (673)	$ (977)